Statements of Changes in Shareholders' Deficit - USD ($)	Total	Private Placement [Member]	Public Warrants [Member]	Additional Paid-in Capital	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital Public Warrants [Member]	Accumulated Deficit	Common Class B [Member] Common Stock [Member]
Beginning Balance (in shares) at Apr. 21, 2021								0
Beginning balance at Apr. 21, 2021	$ 0			$ 0			$ 0	$ 0
Net income (loss)	(215,218)						(215,218)
Remeasurement of Class A ordinary shares to redemption value	(20,543,086)			(15,008,194)			(5,534,892)
Issuance of Class B ordinary shares to Sponsor, Shares								5,750,000
Issuance of Class B ordinary shares to Sponsor	25,000			24,425			0	$ 575
Surrender of Class B ordinary shares, Shares								(1,437,500)
Surrender of Class B ordinary shares				144				$ (144)
Issuance of Class B ordinary shares, Shares								690,000
Issuance of Class B ordinary shares				(69)				$ (69)
Class of warrants issued during the period value		$ 8,638,500	$ 5,599,799		$ 8,638,500	$ 5,599,799
Ending Balance (in shares) at Dec. 31, 2021								5,002,500
Ending Balance at Dec. 31, 2021	(5,749,610)			0			(5,750,110)	$ 500
Fair Value of Underwriter Shares in excess of cost	623,500			623,500
Issuance of Underwriter Shares	500,000			500,000
Issuance costs	(378,105)			(378,105)
Net income (loss)	983,439						983,439
Remeasurement of Class A ordinary shares to redemption value	(2,989,906)						(2,989,906)
Ending Balance (in shares) at Dec. 31, 2022								5,002,500
Ending Balance at Dec. 31, 2022	$ (7,756,077)			$ 0			$ (7,756,577)	$ 500